UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   Form 13F

              Form 13F Cover Page

  Report for the Calendar Year or Quarter Ended:
                December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):

[  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ADAR Investment Management LLC
Address:    156 West 56th Street, Suite 801
            New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Faber
Title:    Chief Operating Officer
Phone:    (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Jeff Faber   New York, New York   February 6, 2013
---------------  ------------------   ------------------
   [Signature]     [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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              FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total:	$398,526 (thousands)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE                          Name of Reporting Manager: ADAR Investment Management LLC
For Quarter Ended: December 31, 2012                                                                           Item 8:
              Item 1:                   Item 2:      Item 3:   Item 4:   Item 5:              Item 6:  Item 7: Voting Authority
              Name of                  Title of       CUSIP      Fair     Shares   Sh/   Put/   Inv.    Other     (a)     (b)  (c)
              Issuer                     Class        Number    Market      or     Prn   Call  Discr.   Mgrs     Sole   Shared None
                                                                Value   Principal
                                                               (X$1000)   Amount
STARWOOD PPTY TR INC               COM              85571B105        430    18,745  SH          SOLE              18,745
LOCKHEED MARTIN CORP               COM              539830109        577     6,257  SH          SOLE               6,257
NEWMONT MINING CORP                COM              651639106        593    12,774  SH          SOLE              12,774
SPIRIT RLTY CAP INC                COM              84860F109        328    18,472  SH          SOLE              18,472
MFA FINANCIAL INC                  COM              55272X102        571    70,454  SH          SOLE              70,454
CHIMERA INVT CORP                  COM              16934Q109        568   217,749  SH          SOLE             217,749
AMERICAN EXPRESS CO                COM              025816109        283     4,918  SH          SOLE               4,918
WYNN RESORTS LTD                   COM              983134107        281     2,497  SH          SOLE               2,497
EAGLE MATERIALS INC                COM              26969P108     24,892   425,510  SH          SOLE             425,510
ADOBE SYS INC                      COM              00724F101        837    22,203  SH          SOLE              22,203
JPMORGAN CHASE & CO                COM              46625H100     21,148   480,981  SH          SOLE             480,981
INTUIT                             COM              461202103     11,121   186,987  SH          SOLE             186,987
HUDSON CITY BANCORP                COM              443683107      4,878   600,000  SH          SOLE             600,000
HUNTINGTON BANCSHARES INC          COM              446150104     10,050 1,572,756  SH          SOLE           1,572,756
AMERICAN INTL GROUP INC            COM              026874784      5,565   157,657  SH          SOLE             157,657
GRAY TELEVISION INC                COM              389375106      1,141   518,421  SH          SOLE             518,421
GREEN MTN COFFEE ROASTERS          COM              393122106      2,174    52,600  SH          SOLE              52,600
MARKET VECTORS ETF TR GOL          GOLD MINER ETF   57060U100     12,631   272,277  SH          SOLE             272,277
EBAY INC                           COM              278642103     27,317   535,648  SH          SOLE             535,648
FEDERATED INVS INC PA              CL B             314211103      2,023   100,000  SH          SOLE             100,000
AMERISTAR CASINOS INC              COM              03070Q101      6,981   266,043  SH          SOLE             266,043
EQT CORP                           COM              26884L109      1,598    27,098  SH          SOLE              27,098
LONE PINE RES INC                  COM              54222A106        369   300,000  SH          SOLE             300,000
ASSURANT INC                       COM              04621X108        868    25,000  SH          SOLE              25,000
DIRECTV                            COM              25490A309      5,624   112,114  SH          SOLE             112,114
CITRIX SYS INC                     COM              177376100        817    12,443  SH          SOLE              12,443
CARRIZO OIL & CO INC               COM              144577103      1,599    76,445  SH          SOLE              76,445
CABOT OIL & GAS CORP               COM              127097103      1,663    33,424  SH          SOLE              33,424
CARMIKE CINEMAS INC                COM              143436400      5,896   393,092  SH          SOLE             393,092
APOLLO COML REAL EST FIN           COM              03762U105      2,762   170,202  SH          SOLE             170,202
GOODRICH PETE CORP                 COM              382410405      8,666   929,875  SH          SOLE             929,875
SPDR S&P 500 ETF TR TR             UNIT             78462F103     16,797   117,950  SH          SOLE             117,950
XL GROUP PLC                       SHS              G98290102     21,177   845,045  SH          SOLE             845,045
EXCO RESOURCES INC                 COM              269279402      1,368   202,073  SH          SOLE             202,073
WYNDHAM WORLDWIDE CORP             COM              98310W108     22,755   427,636  SH          SOLE             427,636
WASHINGTON POST CO                 CL B             939640108        730     2,000  SH          SOLE               2,000
WELLS FARGO & CO NEW               COM              949746101     11,005   321,964  SH          SOLE             321,964
VERISIGN INC                       COM              92343E102     12,060   310,656  SH          SOLE             310,656
VODAFONE GROUP PLC NEW             SPONS ADR        92857W209     19,865   788,600  SH          SOLE             788,600
VMWARE INC CL A                    COM              928563402        817     8,677  SH          SOLE               8,677
ULTRA PETROLEUM CORP               COM              903914109      1,455    80,259  SH          SOLE              80,259
ULTIMATE SOFTWARE GROUP I          COM              90385D107        803     8,503  SH          SOLE               8,503
TIBCO SOFTWARE INC                 COM              88632Q103        840    38,204  SH          SOLE              38,204
SOUTHWESTERN ENERGY CO             COM              845467109      1,542    46,155  SH          SOLE              46,155
LAS VEGAS SANDS CORP               COM              517834107      6,197   134,243  SH          SOLE             134,243
SCRIPPS E W CO OHIO                CL A             811054402      3,129   289,442  SH          SOLE             289,442
RANGE RES CORP                     COM              75281A109      1,548    24,634  SH          SOLE              24,634
REALD INC                          COM              75604L105        961    85,703  SH          SOLE              85,703
RESEARCH IN MOTION LTD             COM              760975102      2,374   200,000  SH          SOLE             200,000
TRANSOCEAN LTD                     REG SHS          H8817H100     16,893   378,269  SH          SOLE             378,269
RED HAT INC                        COM              756577102        837    15,813  SH          SOLE              15,813
PINNACLE ENTMT INC                 COM              723456109     17,431 1,101,107  SH          SOLE           1,101,107
NCR CORP NEW                       COM              62886E108     30,110 1,181,717  SH          SOLE           1,181,717
VAIL RESORTS INC                   COM              91879Q109     22,103   408,642  SH          SOLE             408,642
MICROSOFT CORP                     COM              594918104        781    29,229  SH          SOLE              29,229
HORSEHEAD HLDG CORP                COM              440694305      8,714   853,518  SH          SOLE             853,518
MEDLEY CAP CORP                    COM              58503F106        728    50,000  SH          SOLE              50,000
SUSSER HLDGS CORP                  COM              869233106     11,254   326,298  SH          SOLE             326,298
WATTS WATER TECHNOLOGIES           CL A             942749102      3,207    84,768  SH          SOLE              84,768
WELLS FARGO & CO NEW               COM              949746101      9,443   273,485  SH          SOLE             273,485
WYNDHAM WORLDWIDE CORP             COM              98310W108     16,049   305,803  SH          SOLE             305,803
WYNN RESORTS LTD                   COM              983134107        464     4,022  SH          SOLE               4,022
XL GROUP PLC                       SHS              G98290102     15,673   652,243  SH          SOLE             652,243
XYLEM INC                          COM              98419M100      3,194   126,984  SH          SOLE             126,984


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